EVENTS AFTER THE REPORTING PERIOD (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Possible [member]
Disclosure Of Non adjusting Events After Reporting Period [LineItems]
Tax assessment	$ 162,701